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                                    GMO TRUST

          SUPPLEMENT TO GMO PELICAN FUND PROSPECTUS DATED JUNE 30, 2002

Notwithstanding references to the contrary in the GMO Pelican Fund Prospectus, the GMO Pelican Fund's CUSIP number is 362005 10 0.

Supplement date: August 7, 2002